Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

13. Intangible assets

	Software & databases	Brands, licenses, patents & know-how	Contract costs	Total
	(Euro, in thousands)
Acquisition value
On January 1 , 2018	€7,496	€8,586	€—	€16,082
Additions	1,561	1,763		3,325
Sales and disposals	(20)	(7,630)		(7,650)
Translation differences	74			74
On December 31, 2018	9,111	2,719	—	11,832
Additions	5,463	2,453	15,384	23,300
Sales and disposals	(64)			(64)
Translation differences	31			31
On December 31, 2019	14,541	5,172	15,384	35,099
Additions	9,494	39,299		48,793
Sales and disposals	(17)			(17)
Reclassifications to assets held for sale	(159)	(38)		(197)
Translation differences	(143)	(1)		(144)
On December 31, 2020	€23,717	€44,432	€15,384	€83,534

Amortization and impairment
On January 1 , 2018	€6,514	€7,070	€—	€13,587
Amortization	681	426		1,107
Impairment		1,083		1,083
Sales and disposals	(20)	(7,630)		(7,650)
Translation differences	74			74
On December 31, 2018	7,250	949	—	8,200
Amortization	816	678	512	2,006
Sales and disposals	(63)			(63)
Translation differences	31			31
On December 31, 2019	8,034	1,626	512	10,173
Amortization	2,303	2,289	1,538	6,130
Sales and disposals	(17)			(17)
Reclassifications to assets held for sale	(143)	(33)		(176)
Translation differences	(142)			(142)
On December 31, 2020	€10,034	€3,883	€2,050	€15,968

Carrying amount
On December 31, 2018	€1,862	€1,771	€—	€3,632
On December 31, 2019	€6,507	€3,546	€14,872	€24,927
On December 31, 2020	€13,683	€40,549	€13,334	€67,565

On December 31, 2020, our balance sheet did not hold any internally generated assets capitalized as intangible asset.